Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,337,935.98

Principal:
Principal Collections	$28,350,970.12
Prepayments in Full	$17,085,577.61
Liquidation Proceeds	$507,428.03
Recoveries	$97,738.26
Sub Total	$46,041,714.02
Collections	$49,379,650.00

Purchase Amounts:
Purchase Amounts Related to Principal	$197,751.80
Purchase Amounts Related to Interest	$891.69
Sub Total	$198,643.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,578,293.49

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$49,578,293.49
Servicing Fee	$879,986.44	$879,986.44	$0.00	$0.00	$48,698,307.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,698,307.05
Interest - Class A-2 Notes	$127,287.44	$127,287.44	$0.00	$0.00	$48,571,019.61
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$48,222,644.61
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$48,101,423.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,101,423.94
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$48,033,541.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,033,541.27
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$47,982,240.02
Third Priority Principal Payment	$5,254,255.09	$5,254,255.09	$0.00	$0.00	$42,727,984.93
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$42,666,160.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,666,160.35
Regular Principal Payment	$38,471,896.54	$38,471,896.54	$0.00	$0.00	$4,194,263.81
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,194,263.81
Residual Released to Depositor	$0.00	$4,194,263.81	$0.00	$0.00	$0.00
Total		$49,578,293.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$5,254,255.09
Regular Principal Payment					$38,471,896.54
Total					$43,726,151.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$43,726,151.63	$81.17	$127,287.44	$0.24	$43,853,439.07	$81.41
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$43,726,151.63	$27.16	$777,891.61	$0.48	$44,504,043.24	$27.64

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$324,989,199.39	0.6032842	$281,263,047.76	0.5221144
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,002,429,199.39	0.6225340	$958,703,047.76	0.5953790

Pool Information
Weighted Average APR	3.847%	3.834%
Weighted Average Remaining Term	44.55	43.83
Number of Receivables Outstanding	60,986	59,164
Pool Balance	$1,055,983,726.21	$1,009,518,680.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,010,028,071.62	$965,604,944.30
Pool Factor	0.6406981	0.6125063

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$15,142,780.20
Yield Supplement Overcollateralization Amount	$43,913,735.86
Targeted Overcollateralization Amount	$50,815,632.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,815,632.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		186	$323,318.49
(Recoveries)		30	$97,738.26
Net Losses for Current Collection Period			$225,580.23
Cumulative Net Losses Last Collection Period			$2,386,523.80
Cumulative Net Losses for all Collection Periods			$2,612,104.03

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.26%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.86%	427	$8,730,381.66
61-90 Days Delinquent	0.06%	31	$655,554.92
91-120 Days Delinquent	0.02%	10	$216,899.03
Over 120 Days Delinquent	0.04%	19	$427,057.30
Total Delinquent Receivables	0.99%	487	$10,029,892.91

Repossession Inventory:
Repossessed in the Current Collection Period		24	$559,514.68
Total Repossessed Inventory		42	$994,064.04

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.4562%
Prior Collection Period			0.2791%
Current Collection Period			0.2621%
Three Month Average			0.3325%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1144%
Prior Collection Period			0.0918%
Current Collection Period			0.1014%
Three Month Average			0.1025%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer